Related Party Transactions (Details Narrative) - USD ($)																								3 Months Ended				6 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Jun. 21, 2024	May 22, 2024	Apr. 21, 2024	Apr. 18, 2024	Mar. 31, 2024	Mar. 26, 2024	Mar. 14, 2024	Dec. 13, 2023	Oct. 11, 2023	Oct. 10, 2023	Aug. 17, 2023	Aug. 07, 2023	Jul. 20, 2023	Mar. 29, 2023	Mar. 22, 2023	Mar. 07, 2023	Oct. 16, 2021	Sep. 13, 2021	Sep. 07, 2021	Sep. 01, 2021	Jul. 29, 2021	May 05, 2021	Apr. 30, 2021	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 05, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 15, 2024	Oct. 07, 2024	Sep. 11, 2024	Aug. 21, 2024	Jul. 31, 2024	Jul. 25, 2024	Jun. 06, 2024	Jun. 05, 2024	Mar. 15, 2024	Sep. 06, 2023	May 07, 2023	May 02, 2023	Mar. 28, 2023
Related Party Transaction [Line Items]
Offering costs																									$ (327,000)
Stock split																					the Company effected a 1:1.1162791 stock split of Class B common stock								the Company effected a 1:1.1162791 stock split of Class B common stock
Capital contribution from Sponsor																													$ 1,158,876
Price of warrant																								$ 11.50					$ 11.50			$ 11.50
Loan payable																													$ 163,000			$ 163,000
Repayment of notes payable																		$ 6,000	$ 157,000
Due to related party																								$ 777,000					777,000			805,000
Sponsor transferred amounts							$ 1,090,000
Deferred compensation			$ 132,500
Service fees			$ 7,500																													7,500
Aggregate fair value, shares					125,000
Aggregate fair value, shares					$ 1,436,250
Aggregate fair value per share					$ 11.49
Principal amount											$ 480,000
Sponsor advance																								485,000					485,000			420,000
Repayments of related party debt																													650,402
Operating expenses																												$ 4,448		1,411,063		1,415,512
Operating expenses																													49,972	(891,000)		(195,000)
Due from related party																								145,028					145,028			195,000
Aggregate amount withdrew																															$ 2,497,248
Aggregate amount for tax payments																															1,447,889
Withdrawn amount from trust account for tax purposes																															$ 1,049,359
Erroneously withdrawn from the trust account						$ 1,049,359
Accrued interest																																24,656
Sponsor loan																													375,000			600,000
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Administrative fees expense																								0		$ 30,000			30,000	90,000		120,000	120,000
Sponsor transferred amounts																													15,000			15,000
Deposits																																												$ 80,000	$ 80,000	$ 80,000
Services Agreement [Member]
Related Party Transaction [Line Items]
Sponsor share	125,000
Due to related party																								$ 190,000					190,000			160,000	40,000
Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt conversion converted amount																													$ 1,500,000			$ 1,500,000
Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Sponsor advance											$ 480,000
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Price per share											$ 1.00
Class of warrant number of shares transaction																								8,700,000					8,700,000			8,700,000
Price of warrant											1.00													$ 1.00					$ 1.00			$ 1.00
Proceeds from warrants																													$ 8,700,000			$ 8,700,000
Price per warrant																													$ 1.00
Convertible debt																								$ 35,000					$ 35,000
Warrant [Member]
Related Party Transaction [Line Items]
Price per share											$ 1.00
Warrant [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Conversion price																								$ 1.00					$ 1.00			$ 1.00
Private Placement [Member]
Related Party Transaction [Line Items]
Class of warrant number of shares transaction																								7,500,000					7,500,000			7,500,000
IPO [Member]
Related Party Transaction [Line Items]
Price per share																								$ 10.05					$ 10.05			$ 10.05
Deposits																								$ 20,000					$ 20,000			$ 20,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Percentage of outstanding shares																					20.00%
Shares price																								$ 12.00					$ 12.00
Promissory Note [Member]
Related Party Transaction [Line Items]
Sponsor advance											$ 480,000
Related Party [Member]
Related Party Transaction [Line Items]
Due to related party																								$ 137,000					$ 137,000			225,000	45,000
Due from related party																								$ 145,028					$ 145,028			$ 195,000	0
Related Party [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount																																							$ 35,000
Related Party [Member] | IPO [Member]
Related Party Transaction [Line Items]
Price per share																								$ 0.02					$ 0.02			$ 0.02
Due to related party																								$ 450,000					$ 450,000			$ 420,000	0
Jeffrey JGary [Member]
Related Party Transaction [Line Items]
Business consideration		$ 10,000		$ 25,000
Common Class B [Member]
Related Party Transaction [Line Items]
Conversion of stock shares issued															5,100,000
Common Class A [Member]
Related Party Transaction [Line Items]
Price per share																																									$ 0.0001
Transfered shares														2,500,000
Price of warrant																								$ 18.00					$ 18.00			$ 18.00
Purchase share																													1
Common Class A [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Price per share																								11.50					$ 11.50
Price of warrant																								11.50					11.50			$ 11.50
Common Class A [Member] | IPO [Member]
Related Party Transaction [Line Items]
Transfered shares														2,376,000
Common Stock [Member]
Related Party Transaction [Line Items]
Price per share																								$ 0.02					$ 0.02					$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02		$ 0.02	$ 0.02		$ 0.02
Deposits																								$ 20,000					$ 20,000
Sponsor [Member]
Related Party Transaction [Line Items]
Offering costs																						$ 25,000
Capital contribution from Sponsor																$ 100,000											$ 100,000
Repayment of notes payable																			$ 157,000
Expenses per month																				$ 10,000
Administrative fees expense																								0		$ 45,000			24,500	$ 135,000		$ 180,000	180,000
Sponsor transferred amounts												$ 891,000	$ 891,000
Sponsor advance																								375,000					375,000
Deposits																								450,000					450,000			400,000										$ 1,049,359
Repayments of related party debt								$ 616,000	$ 616,000	$ 616,000
Operating expenses																																80,000
Due from related party																								$ 140,139					140,139			$ 1,074,015
Additional deposited amount						$ 36,285
Sponsor loan																													$ 150,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Capital contribution from Sponsor																							$ 300,000
Loan payable																							$ 163,000
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrant number of shares transaction																								1,200,000					1,200,000			1,200,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Repayment of notes payable																		$ 6,000
Sponsor [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Price per share																								$ 0.04					$ 0.04			$ 0.04
Founder Shares [Member]
Related Party Transaction [Line Items]
Number of shares issued																						6,181,250
Price per share																						$ 0.0001
Shares forfeited																					900,000
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued																					6,900,000
Transfered shares																					1,350,000
Shares forfeited																	900,000
Founder Shares [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Shares price																																$ 12.00
Related Party [Member]
Related Party Transaction [Line Items]
Due to related party																																$ 805,000	$ 85,000
Deposits																								$ 80,000					$ 80,000			$ 80,000